Nature of Operations (Details) ¥ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
		Aug. 25, 2023 shares	Apr. 24, 2023 shares	Jul. 31, 2024 JPY (¥) shares	Jul. 31, 2024 JPY (¥)	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Sep. 30, 2023 $ / shares shares
Nature of Operations [Line Items]
Entity Incorporation, Date of Incorporation						Apr. 14, 2023
Ordinary shares issued	[1]					13,429,800		11,185,000
Ordinary share, par value (in Dollars per share) | $ / shares	[1]					$ 0.00000002		$ 0.00000002
BloomZ Japan [Member]
Nature of Operations [Line Items]
Number of shares acquired			1,570
Shares exchanged		3,335,000	7,845,000
Ordinary Shares [Member]
Nature of Operations [Line Items]
Ordinary shares issued						5,000
Ordinary share, par value (in Dollars per share) | $ / shares						$ 0.00000002
IPO [Member]
Nature of Operations [Line Items]
Number of shares issued				1,250,000
Price per share (in Dollars per share) | $ / shares							$ 4.3
Net proceeds from IPO (in Yen) | ¥				¥ 475,431	¥ 475,431

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.